Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit)	$ 78	$ 330	$ (22)	$ (803)
Pre-acquisition deferred tax assets				$ 1,388
Percentage of change in ownership				50.00%
Federal Income Tax Authority [Member]
Net operating loss carry forwards				$ 343,241
Operating Loss Carry forwards, Expiration Year				2026
State and Local Jurisdiction [Member]
Net operating loss carry forwards				$ 234,924
Operating Loss Carry forwards, Expiration Year				2020
Federal and state research and development tax credit carry forwards [Member]
Operating loss Carryforward indefinitely				$ 109,759	$ 109,759
Tax Credit Carryforward, Amount				$ 1,602	$ 924
Tax Credit Carryforward, Expiration year				2027	2023